Derivatives (Details 6) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	$ 86,787	$ 103,997
Total	86,787	$ 103,997
Not later than one year [member]
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	44,302
Total	44,302
Later than one year and not later than three years [member]
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	24,003
Total	24,003
Later than three years [member]
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	18,482
Total	$ 18,482